Trade and Other Receivables - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Receivables
Trade receivables	€ 390,205	€ 289,316
Receivables from associates (note 31)	1,883	382
Bad debt provision (note 30)	(22,291)	(20,531)	€ (19,706)	€ (17,987)
Trade receivables	369,797	269,167
Other receivables (note 30)	8,403	9,901
Personnel	2,163	2,082
Advance payments (note 30)	20,864	35,426
Taxation authorities, VAT recoverable	46,561	42,707
Other public entities	4,518	2,302
Other receivables	82,509	92,418
Current income tax assets	38,269	42,205
Total trade and other receivables	€ 490,575	€ 403,790